Leasing Activity (Tables)	12 Months Ended
Dec. 31, 2023
Lessor Disclosure [Abstract]
Leasing Revenue
In 2021, we recognized an impairment charge of $268 million due to weakening demand for certain rail cars used for transportation of coal products. There was no material impairment of rail cars as of December 31, 2023 and 2022. Our rail car leasing business is in Corporate for our operating segment disclosures. For additional information on the accounting for impairment of operating lease assets, see Note 1 (Summary of Significant Accounting Policies).
Table 8.1: Leasing Revenue

	Year ended December 31,
(in millions)	2023	2022	2021
Interest income on lease financing	$740	600	683
Other lease revenue:
Variable revenue on lease financing	97	114	101
Fixed revenue on operating leases	968	972	995
Variable revenue on operating leases	43	58	64
Other lease-related revenue (1)	129	125	(164)
Noninterest income on leases	1,237	1,269	996
Total leasing revenue	$1,977	1,869	1,679
(1)    Includes net gains (losses) on disposition of assets leased under operating leases or lease financings, and impairment charges.

Investment in Lease Financing
Table 8.2: Investment in Lease Financing

(in millions)	Dec 31, 2023	Dec 31, 2022
Lease receivables	$15,142	13,139
Residual asset values	3,678	3,554
Unearned income	(2,397)	(1,785)
Lease financing	$16,423	14,908

Maturities of Lease Receivables
Table 8.3 presents future lease payments owed by our lessees.
Table 8.3: Maturities of Lease Receivables

	December 31, 2023
(in millions)	Direct financing and sales- type leases	Operating leases
2024	$4,470	577
2025	3,663	453
2026	2,489	308
2027	1,593	216
2028	905	133
Thereafter	2,022	219
Total lease receivables	$15,142	1,906

Lessee Disclosure [Abstract]
Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities	Table 8.4 presents balances for our operating leases.
Table 8.4: Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2023	Dec 31, 2022
ROU assets	$3,412	3,837
Lease liabilities	4,060	4,465

Lease Costs
Table 8.5 provides the composition of our lease costs, which are predominantly included in occupancy expense.
Table 8.5: Lease Costs

	Year ended December 31,
(in millions)	2023	2022	2021
Fixed lease expense – operating leases	$990	1,022	1,048
Variable lease expense	268	277	289
Other (1)	(52)	(37)	(93)
Total lease costs	$1,206	1,262	1,244
(1)Predominantly includes gains recognized from sale leaseback transactions and sublease rental income.

Lease Payments on Operating Leases
Table 8.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2023.
Table 8.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	Dec 31, 2023
2024	$875
2025	887
2026	747
2027	598
2028	453
Thereafter	930
Total lease payments	4,490
Less: imputed interest	430
Total operating lease liabilities	$4,060
Weighted average remaining lease term (in years)	6.5
Weighted average discount rate	3.0%